Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.77%

Aerospace & Defense 2.73%

Huntington Ingalls Industries, Inc.	133,500	$27,661
Textron, Inc.	593,573	30,071
Total		57,732

Airlines 1.21%

Alaska Air Group, Inc.	454,936	25,531

Auto Components 1.47%

Lear Corp.	229,700	31,173

Banks 8.92%

CIT Group, Inc.	654,984	31,420
Citizens Financial Group, Inc.	1,154,100	37,508
East West Bancorp, Inc.	406,700	19,509
First Horizon National Corp.	1,383,500	19,341
KeyCorp	2,803,300	44,152
Signature Bank	111,600	14,293
Sterling Bancorp	1,209,236	22,528
Total		188,751

Beverages 2.54%

Coca-Cola European Partners plc (United Kingdom)*(a)	612,912	31,712
Cott Corp.	1,503,000	21,959
Total		53,671

Building Products 1.61%

Masco Corp.	864,216	33,972

Capital Markets 1.82%

BrightSphere Investment Group plc (United Kingdom)(a)	819,264	11,109
E*TRADE Financial Corp.	591,300	27,454
Total		38,563

Chemicals 2.09%

Ashland Global Holdings, Inc.	139,507	10,900
Eastman Chemical Co.	237,139	17,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2019

Investments	Shares	Fair Value (000)
Chemicals (continued)

FMC Corp.	197,998	$15,210
Total		44,104

Communications Equipment 0.95%

F5 Networks, Inc.*	127,855	20,064

Construction & Engineering 1.53%

EMCOR Group, Inc.	442,283	32,322

Containers & Packaging 1.52%

Graphic Packaging Holding Co.	2,006,764	25,346
Packaging Corp. of America	68,347	6,792
Total		32,138

Electric: Utilities 6.51%

Edison International	627,200	38,836
Entergy Corp.	219,423	20,984
Evergy, Inc.	451,816	26,228
FirstEnergy Corp.	1,240,359	51,611
Total		137,659

Electrical Equipment 2.87%

AMETEK, Inc.	283,306	23,506
Hubbell, Inc.	314,620	37,119
Total		60,625

Electronic Equipment, Instruments & Components 3.80%

Avnet, Inc.	733,039	31,792
Flex Ltd.*	1,402,800	14,028
Keysight Technologies, Inc.*	396,187	34,547
Total		80,367

Energy Equipment & Services 0.97%

National Oilwell Varco, Inc.	768,500	20,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2019

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 7.26%

Alexandria Real Estate Equities, Inc.	262,311	$37,395
Duke Realty Corp.	1,075,799	32,898
Healthcare Trust of America, Inc. Class A	975,734	27,896
Highwoods Properties, Inc.	413,500	19,344
UDR, Inc.	793,668	36,080
Total		153,613

Food Products 2.00%

Conagra Brands, Inc.	713,327	19,788
TreeHouse Foods, Inc.*	348,328	22,484
Total		42,272

Health Care Equipment & Supplies 2.71%

Hill-Rom Holdings, Inc.	228,488	24,188
Zimmer Biomet Holdings, Inc.	258,700	33,036
Total		57,224

Health Care Providers & Services 2.94%

Centene Corp.*	383,568	20,367
Encompass Health Corp.	353,772	20,660
Laboratory Corp. of America Holdings*	68,300	10,449
Quest Diagnostics, Inc.	119,100	10,710
Total		62,186

Hotels, Restaurants & Leisure 1.05%

Aramark	749,800	22,157

Household Durables 0.53%

Mohawk Industries, Inc.*	88,800	11,202

Industrial Conglomerates 1.04%

Carlisle Cos., Inc.	179,593	22,022

Information Technology Services 3.15%

Conduent, Inc.*	2,341,381	32,381
Western Union Co. (The)	1,858,422	34,325
Total		66,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2019

Investments	Shares	Fair Value (000)
Insurance 8.24%

Argo Group International Holdings Ltd.	346,756		$24,502
Axis Capital Holdings Ltd.	564,100		30,901
Hanover Insurance Group, Inc. (The)	260,347		29,724
Hartford Financial Services Group, Inc. (The)	715,934		35,596
Lincoln National Corp.	420,700		24,695
RenaissanceRe Holdings Ltd.	201,471		28,911
Total			174,329

Life Sciences Tools & Services 1.58%

PerkinElmer, Inc.	346,600		33,398

Machinery 5.05%

Cummins, Inc.	206,600		32,616
ITT, Inc.	386,004		22,388
Parker-Hannifin Corp.	95,404		16,373
Stanley Black & Decker, Inc.	260,483		35,470
Total			106,847

Media 1.71%

Cable One, Inc.	16,000		15,702
Interpublic Group of Cos., Inc. (The)	465,143		9,773
Omnicom Group, Inc.	145,600		10,627
Total			36,102

Metals & Mining 2.78%

Lundin Mining Corp.(b)	6,220,343	CAD	28,859
Nucor Corp.	274,900		$16,040
Steel Dynamics, Inc.	396,900		13,999
Total			58,898

Multi-Line Retail 1.56%

Dollar Tree, Inc.*	314,843		33,071

Multi-Utilities 0.67%

CMS Energy Corp.	256,991		14,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2019

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 6.56%

Concho Resources, Inc.	237,100	$26,309
Hess Corp.	263,300	15,859
Marathon Petroleum Corp.	513,673	30,743
Noble Energy, Inc.	1,448,604	35,824
ONEOK, Inc.	430,785	30,086
Total		138,821

Pharmaceuticals 1.28%

Jazz Pharmaceuticals plc (Ireland)*(a)	86,900	12,423
Mylan NV*	513,309	14,547
Total		26,970

Real Estate Investment Trusts 1.90%

Camden Property Trust	287,500	29,181
Weingarten Realty Investors	375,094	11,017
Total		40,198

Semiconductors & Semiconductor Equipment 1.18%

Qorvo, Inc.*	348,647	25,008

Specialty Retail 3.06%

Advance Auto Parts, Inc.	175,200	29,877
Foot Locker, Inc.	574,585	34,820
Total		64,697

Technology Hardware, Storage & Peripherals 1.10%

NetApp, Inc.	336,341	23,322

Textiles, Apparel & Luxury Goods 0.86%

Tapestry, Inc.	557,900	18,126

Trading Companies & Distributors 1.02%

MSC Industrial Direct Co., Inc. Class A	261,228	21,606
Total Common Stocks (cost $2,032,229,922)		2,110,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $8,810,000 of U.S. Treasury Inflation Indexed Note at 0.625% due 7/15/2021; value: $9,932,050; proceeds: $9,736,766 (cost $9,735,589)	$9,736	$9,736
Total Investments in Securities 100.23% (cost $2,041,965,511)		2,119,929
Liabilities in Excess of Cash and Other Assets (0.23)%		(4,850)
Net Assets 100.00%		$2,115,079

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,110,193	$—	$—	$2,110,193
Short-Term Investment
Repurchase Agreement	—	9,736	—	9,736
Total	$2,110,193	$9,736	$—	$2,119,929

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	REORGANIZATION

Pursuant to a plan of reorganization approved by Lord Abbett Calibrated Mid Cap Value Fund’s (Calibrated Mid Cap Value Fund) shareholders at a special meeting of shareholders held on February 8, 2019, the Fund acquired the net assets of Calibrated Mid Cap Value Fund, as of the close of business on February 22, 2019. The total net assets of the Fund immediately before the transfer were $1,546,274,568. Total net assets of Calibrated Mid Value Fund immediately before the transfer were $647,086,669. Total net assets of the Fund immediately after the transfer were $2,193,361,237.